Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Twelve month ending December 31,
2018	$68,044
2019	10,360
2020	10,360
2021	10,360
2022	5,180
Total	$104,304